Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of disaggregation of revenue from contracts with customers
Total revenue consists of the following:

	2022	2021
Gold revenue	$349,136	$467,990
Copper revenue	242,679	209,644
Molybdenum revenue	262,697	185,465
Other by-product revenue(1)	15,719	18,021
Revenue from contracts with customers	$870,231	$881,120
Provisional pricing adjustment on concentrate sales(2)	(15,293)	20,390
Metal content adjustments on concentrate sales	(4,744)	(1,369)
Total revenue	$850,194	$900,141
(1)Includes silver, rhenium and sulfuric acid sales.
(2)Includes mark-to-market adjustment related to 17.4 million pounds of copper, 33,672 ounces of gold and 563,302 pounds of molybdenum (December 31, 2021 - 26.8 million pounds of copper, 42,495 ounces of gold and 65,336 pounds of molybdenum) in the gold and copper concentrate and molybdenum product shipments subject to final pricing as at the period-end.
Total revenue by metals, including metal content and provisional pricing adjustments on concentrate sales, is as follows:

	2022	2021
Gold revenue	$350,224	$467,355
Copper revenue	216,487	227,715
Molybdenum revenue	267,829	187,162
Other by-product revenue	15,654	17,909
Total revenue	$850,194	$900,141

Disclosure of major customers
The following table presents sales to the individual customers that exceed 10.0% of total revenue:

	Region	2022	2021
Customer 1	Türkiye	$101,593	$142,841
Customer 2	Canada	190,705	127,942
Customer 3	Canada	130,340	116,705
Total sales to customers exceeding 10.0% of total revenue		$422,638	$387,488
Percentage of total revenue		49.7%	43.0%